Other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020
Other assets
Right of return assets	€ 5,279	€ 5,075
IPO preparation costs		2,312
Prepaid expenses	4,479	2,012
Receivables against payment service providers	847	4,784
Advanced payments	1,106	1,167
Deposits	991	1,805
Other assets	1,965	1,795
Total other assets	€ 14,667	€ 18,950